Income Taxes - Secheudle of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
(Loss) income before income tax expense	$ (130,320)	$ (101,993)
Computed tax expense (benefit) with statutory tax rate	25.00%	25.00%
Tax effect of non-deductible expenses	0.00%	0.00%
Changes in valuation allowance	(25.00%)	(25.00%)
Total income tax expense
Effective tax rate	25.00%	25.00%
Tang Dynasty Investment Group Limited [Member]
(Loss) income before income tax expense	$ (515,402)
Computed tax expense (benefit) with statutory tax rate	16.50%
Impact of different tax rates in other jurisdictions	2.00%
Tax effect of non-deductible expenses	(0.00%)
Changes in valuation allowance	(18.50%)
Total income tax expense
Effective tax rate	0.00%